THE ALGER INSTITUTIONAL FUNDS
QUARTERLY REPORT
July 31, 2025 (UNAUDITED)

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—1.1%
HEICO Corp.	32,799	$ 10,718,713
HEICO Corp., Cl. A	52,784	13,623,023
TransDigm Group, Inc.	2,016	3,242,655

		27,584,391
APPLICATION SOFTWARE—5.3%
AppLovin Corp., Cl. A*	326,145	127,424,851
Cadence Design Systems, Inc.*	17,688	6,448,514
Palantir Technologies, Inc., Cl. A*	19,376	3,068,190

		136,941,555
AUTOMOBILE MANUFACTURERS—1.6%
Tesla, Inc.*	135,074	41,639,262
AUTOMOTIVE RETAIL—0.3%
Carvana Co.*	16,813	6,559,928
BIOTECHNOLOGY—1.4%
Abivax SA ADR*	117,132	8,406,564
Natera, Inc.*	217,490	29,069,713

		37,476,277
BROADLINE RETAIL—9.1%
Amazon.com, Inc.*	910,130	213,070,534
MercadoLibre, Inc.*	9,148	21,716,346

		234,786,880
BUILDING PRODUCTS—0.0%
Builders FirstSource, Inc.*	10,144	1,289,607
CASINOS & GAMING—0.2%
DraftKings, Inc., Cl. A*	111,956	5,042,498
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	110,280	8,263,280
CONSTRUCTION MATERIALS—0.6%
James Hardie Industries PLC*	509,633	13,219,880
Martin Marietta Materials, Inc.	5,175	2,975,004

		16,194,884
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	58,474	20,339,596
NRG Energy, Inc.	84,698	14,161,506

		34,501,102
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Eaton Corp. PLC	15,000	5,770,800
Vertiv Holdings Co., Cl. A	363,028	52,856,877

		58,627,677
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
ELECTRONIC COMPONENTS—0.4%
Coherent Corp.*	97,993	$ 10,544,047
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
Itron, Inc.*	29,407	3,662,348
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
GFL Environmental, Inc.	852,435	42,911,578
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	35,627	19,634,040
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	61,633	9,566,674
HEALTHCARE EQUIPMENT—1.2%
Boston Scientific Corp.*	156,191	16,387,560
Glaukos Corp.*	10,892	937,692
Intuitive Surgical, Inc.*	30,076	14,469,263

		31,794,515
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.3%
Talen Energy Corp.*	225,836	85,268,899
Vistra Corp.	246,834	51,474,762

		136,743,661
INTERACTIVE HOME ENTERTAINMENT—2.8%
Roblox Corp., Cl. A*	201,199	27,723,210
Sea Ltd. ADR*	291,199	45,616,324

		73,339,534
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	286,702	55,293,348
Meta Platforms, Inc., Cl. A	267,252	206,703,387
Pinterest, Inc., Cl. A*	334,342	12,905,601

		274,902,336
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Cloudflare, Inc., Cl. A*	61,452	12,762,351
MongoDB, Inc., Cl. A*	25,967	6,177,290
Shopify, Inc., Cl. A*	50,123	6,125,532
Snowflake, Inc., Cl. A*	66,023	14,756,140
Twilio, Inc., Cl. A*	20,424	2,634,696

		42,456,009
INVESTMENT BANKING & BROKERAGE—1.6%
Robinhood Markets, Inc., Cl. A*	397,559	40,968,455
MOVIES & ENTERTAINMENT—3.9%
Liberty Media Corp. Series C Liberty Formula One*	116,222	11,662,878
Netflix, Inc.*	47,508	55,080,775
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
MOVIES & ENTERTAINMENT—3.9% (CONT.)
Spotify Technology SA*	50,267	$ 31,494,286
TKO Group Holdings, Inc., Cl. A	12,093	2,031,745

		100,269,684
PASSENGER AIRLINES—0.4%
Delta Air Lines, Inc.	99,966	5,319,191
United Airlines Holdings, Inc.*	68,889	6,083,587

		11,402,778
PHARMACEUTICALS—0.4%
Eli Lilly & Co.	15,156	11,216,501
RESTAURANTS—0.2%
DoorDash, Inc., Cl. A*	20,589	5,152,397
SEMICONDUCTORS—20.8%
Astera Labs, Inc.*	143,136	19,570,985
Broadcom, Inc.	238,481	70,041,870
indie Semiconductor, Inc., Cl. A*	181,211	708,535
NVIDIA Corp.	2,086,874	371,192,278
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	321,714	77,732,537

		539,246,205
SYSTEMS SOFTWARE—15.7%
CyberArk Software Ltd.*	2,927	1,204,373
Microsoft Corp.	654,745	349,306,457
Nebius Group NV, Cl. A*	803,212	43,718,829
Oracle Corp.	28,391	7,204,784
ServiceNow, Inc.*	5,400	5,092,848

		406,527,291
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.5%
Apple, Inc.	605,903	125,767,286
Seagate Technology Holdings PLC	8,208	1,288,738
Western Digital Corp.	204,172	16,066,295

		143,122,319
TRADING COMPANIES & DISTRIBUTORS—0.4%
QXO, Inc.*	178,200	3,574,692
United Rentals, Inc.	8,871	7,832,561

		11,407,253
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	114,085	39,412,945
TOTAL COMMON STOCKS (Cost $815,785,765)		2,563,187,911
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.4%
Databricks, Inc., Series J(a),*,@	239,567	$ 30,226,168
SB Technology, Inc., Series E(a),*,@	365,046	6,282,442

		36,508,610
TRANSACTION & PAYMENT PROCESSING SERVICES—0.1%
Chime Financial, Inc., Series G*,@	38,919	1,339,203
TOTAL PREFERRED STOCKS (Cost $31,130,517)		37,847,813
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		2,583,316
(Cost $3,075,000)		2,583,316

Total Investments (Cost $849,991,282)	100.4%	$2,603,619,040
Affiliated Securities (Cost $3,075,000)		2,583,316
Unaffiliated Securities (Cost $846,916,282)		2,601,035,724
Liabilities in Excess of Other Assets	(0.4)%	(9,779,739)
NET ASSETS	100.0%	$2,593,839,301

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Chime Financial, Inc., Series G	8/24/21	$2,688,128	$1,339,203	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	3,075,000	2,583,316	0.1%
Databricks, Inc., Series J	12/17/24	22,159,947	30,226,168	1.2%
SB Technology, Inc., Series E	10/23/24	6,282,442	6,282,442	0.2%
Total		$34,205,517	$40,431,129	1.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
AEROSPACE & DEFENSE—1.6%
HEICO Corp., Cl. A	196,887	$ 50,814,566
APPAREL RETAIL—0.3%
Burlington Stores, Inc.*	33,509	9,146,617
APPLICATION SOFTWARE—5.3%
AppLovin Corp., Cl. A*	443,365	173,222,705
AUTOMOBILE MANUFACTURERS—1.4%
Tesla, Inc.*	153,716	47,386,031
BIOTECHNOLOGY—1.7%
Abivax SA ADR*	290,895	20,877,534
Natera, Inc.*	271,854	36,336,006

		57,213,540
BROADLINE RETAIL—6.7%
Amazon.com, Inc.*	838,462	196,292,339
MercadoLibre, Inc.*	10,301	24,453,441

		220,745,780
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	158,267	11,858,946
CONSTRUCTION MATERIALS—1.6%
James Hardie Industries PLC*	1,541,410	39,984,175
Martin Marietta Materials, Inc.	22,443	12,902,032

		52,886,207
ELECTRIC UTILITIES—2.7%
Constellation Energy Corp.	125,470	43,643,485
NRG Energy, Inc.	264,166	44,168,555

		87,812,040
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Vertiv Holdings Co., Cl. A	472,512	68,797,747
ELECTRONIC COMPONENTS—1.3%
Coherent Corp.*	385,906	41,523,486
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
GFL Environmental, Inc.	1,248,997	62,874,509
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	30,784	16,965,062
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	91,950	14,272,479
HEALTHCARE EQUIPMENT—1.4%
Boston Scientific Corp.*	268,648	28,186,548
Intuitive Surgical, Inc.*	35,472	17,065,225

		45,251,773
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	41,128	$ 6,633,124
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—6.7%
Talen Energy Corp.*	431,304	162,847,451
Vistra Corp.	278,466	58,071,300

		220,918,751
INTERACTIVE HOME ENTERTAINMENT—4.6%
Roblox Corp., Cl. A*	470,044	64,767,363
Sea Ltd. ADR*	552,422	86,536,906

		151,304,269
INTERACTIVE MEDIA & SERVICES—9.5%
Alphabet, Inc., Cl. C	520,453	100,374,566
Meta Platforms, Inc., Cl. A	230,449	178,238,474
Pinterest, Inc., Cl. A*	827,291	31,933,433

		310,546,473
INTERNET SERVICES & INFRASTRUCTURE—3.3%
MongoDB, Inc., Cl. A*	130,790	31,113,633
Shopify, Inc., Cl. A*	177,820	21,731,382
Snowflake, Inc., Cl. A*	166,008	37,102,788
Twilio, Inc., Cl. A*	136,010	17,545,290

		107,493,093
INVESTMENT BANKING & BROKERAGE—1.5%
Robinhood Markets, Inc., Cl. A*	492,410	50,742,850
MOVIES & ENTERTAINMENT—4.4%
Liberty Media Corp. Series C Liberty Formula One*	248,133	24,900,147
Netflix, Inc.*	51,868	60,135,759
Spotify Technology SA*	71,954	45,082,059
TKO Group Holdings, Inc., Cl. A	80,006	13,441,808

		143,559,773
PASSENGER AIRLINES—0.4%
United Airlines Holdings, Inc.*	162,189	14,322,911
RESTAURANTS—0.4%
DoorDash, Inc., Cl. A*	45,991	11,509,248
SEMICONDUCTORS—20.4%
Astera Labs, Inc.*	492,324	67,315,460
Broadcom, Inc.	281,651	82,720,899
NVIDIA Corp.	2,064,026	367,128,305
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	630,584	152,361,706

		669,526,370
SYSTEMS SOFTWARE—10.8%
Microsoft Corp.	475,251	253,546,408
Nebius Group NV, Cl. A*	1,399,167	76,156,660
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
SYSTEMS SOFTWARE—10.8% (CONT.)
Oracle Corp.	101,114	$ 25,659,700

		355,362,768
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.6%
Apple, Inc.	498,420	103,457,039
Western Digital Corp.	613,407	48,268,997

		151,726,036
TRADING COMPANIES & DISTRIBUTORS—0.5%
United Rentals, Inc.	17,232	15,214,822
TRANSACTION & PAYMENT PROCESSING SERVICES—0.9%
Visa, Inc., Cl. A	81,480	28,148,896
TOTAL COMMON STOCKS (Cost $1,803,303,618)		3,197,780,872
PREFERRED STOCKS—2.8%
APPLICATION SOFTWARE—2.8%
Databricks, Inc., Series J(a),*,@	552,095	69,657,826
SB Technology, Inc., Series E(a),*,@	1,317,338	22,671,387

		92,329,213
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	76,825	—
TOTAL PREFERRED STOCKS (Cost $74,085,887)		92,329,213
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	15,237,991	15,237,991
(Cost $15,237,991)		15,237,991

Total Investments (Cost $1,892,627,496)	100.8%	$3,305,348,076
Unaffiliated Securities (Cost $1,892,627,496)		3,305,348,076
Liabilities in Excess of Other Assets	(0.8)%	(26,165,673)
NET ASSETS	100.0%	$3,279,182,403

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Databricks, Inc., Series J	12/17/24	$51,068,788	$69,657,826	2.1%
Prosetta Biosciences, Inc., Series D	2/6/15	345,712	—	0.0%
SB Technology, Inc., Series E	10/23/24-12/18/24	22,671,387	22,671,387	0.7%
Total		$74,085,887	$92,329,213	2.8%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.1%
AEROSPACE & DEFENSE—6.4%
Axon Enterprise, Inc.*	1,682	$ 1,270,734
HEICO Corp.	3,698	1,208,507
Howmet Aerospace, Inc.	6,694	1,203,380

		3,682,621
APPAREL RETAIL—0.7%
Burlington Stores, Inc.*	1,548	422,542
APPLICATION SOFTWARE—12.8%
AppLovin Corp., Cl. A*	3,788	1,479,972
Clearwater Analytics Holdings, Inc., Cl. A*	45,992	931,798
Constellation Software, Inc.	484	1,669,786
Fair Isaac Corp.*	389	558,884
Guidewire Software, Inc.*	4,101	927,728
Procore Technologies, Inc.*	3,678	263,455
The Descartes Systems Group, Inc.*	13,856	1,463,900

		7,295,523
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
Ares Management Corp., Cl. A	3,257	604,271
Blue Owl Capital, Inc., Cl. A	71,723	1,387,840

		1,992,111
AUTOMOTIVE RETAIL—4.2%
Carvana Co.*	3,687	1,438,557
O'Reilly Automotive, Inc.*	9,880	971,401

		2,409,958
BIOTECHNOLOGY—2.3%
Abivax SA ADR*	1,583	113,612
Natera, Inc.*	8,349	1,115,927
Vaxcyte, Inc.*	2,521	85,588

		1,315,127
BUILDING PRODUCTS—1.2%
Builders FirstSource, Inc.*	5,622	714,725
CARGO GROUND TRANSPORTATION—0.3%
Saia, Inc.*	648	195,852
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.6%
Rocket Cos., Inc., Cl. A	23,796	351,467
CONSTRUCTION & ENGINEERING—2.6%
Comfort Systems USA, Inc.	2,093	1,472,007
CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	890	511,643
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Vertiv Holdings Co., Cl. A	12,009	1,748,510
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	11,302	$ 1,203,776
ENVIRONMENTAL & FACILITIES SERVICES—4.5%
GFL Environmental, Inc.	50,809	2,557,725
FINANCIAL EXCHANGES & DATA—0.5%
MSCI, Inc., Cl. A	553	310,432
HEALTHCARE EQUIPMENT—1.2%
IDEXX Laboratories, Inc.*	1,327	709,029
HEALTHCARE TECHNOLOGY—0.3%
Veeva Systems, Inc., Cl. A*	583	165,689
HOME IMPROVEMENT RETAIL—0.4%
Floor & Decor Holdings, Inc., Cl. A*	3,245	248,697
HOMEBUILDING—2.1%
NVR, Inc.*	156	1,177,720
HOMEFURNISHING RETAIL—1.5%
Wayfair, Inc., Cl. A*	13,041	856,011
HOTELS RESORTS & CRUISE LINES—2.3%
Hilton Worldwide Holdings, Inc.	4,890	1,310,911
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.*	1,999	369,575
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.1%
Talen Energy Corp.*	4,201	1,586,171
Vistra Corp.	6,270	1,307,546

		2,893,717
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
RBC Bearings, Inc.*	705	273,075
INSURANCE BROKERS—1.3%
Ryan Specialty Holdings, Inc., Cl. A	11,731	717,820
INTERACTIVE HOME ENTERTAINMENT—2.5%
Roblox Corp., Cl. A*	10,371	1,429,020
INTERACTIVE MEDIA & SERVICES—0.9%
Pinterest, Inc., Cl. A*	13,762	531,213
INTERNET SERVICES & INFRASTRUCTURE—4.2%
Cloudflare, Inc., Cl. A*	10,344	2,148,242
Twilio, Inc., Cl. A*	2,148	277,092

		2,425,334
INVESTMENT BANKING & BROKERAGE—2.9%
Robinhood Markets, Inc., Cl. A*	16,129	1,662,094
IT CONSULTING & OTHER SERVICES—0.5%
Globant SA*	3,190	268,789
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.7%
Repligen Corp.*	4,684	$ 548,356
West Pharmaceutical Services, Inc.	1,768	423,012

		971,368
MOVIES & ENTERTAINMENT—3.5%
Spotify Technology SA*	1,354	848,335
TKO Group Holdings, Inc., Cl. A	7,008	1,177,414

		2,025,749
PERSONAL CARE PRODUCTS—1.8%
e.l.f. Beauty, Inc.*	8,516	1,032,054
PROPERTY & CASUALTY INSURANCE—1.8%
Intact Financial Corp.	4,855	1,003,516
REAL ESTATE SERVICES—4.9%
CBRE Group, Inc., Cl. A*	11,359	1,769,051
CoStar Group, Inc.*	10,600	1,009,014

		2,778,065
RESEARCH & CONSULTING SERVICES—1.3%
Verisk Analytics, Inc.	2,631	733,286
RESTAURANTS—1.9%
Chipotle Mexican Grill, Inc.*	15,713	673,774
Wingstop, Inc.	1,033	389,792

		1,063,566
SEMICONDUCTORS—4.8%
Astera Labs, Inc.*	8,303	1,135,269
Marvell Technology, Inc.	11,604	932,614
Monolithic Power Systems, Inc.	925	657,897

		2,725,780
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.5%
Celsius Holdings, Inc.*	18,486	838,155
TRADING COMPANIES & DISTRIBUTORS—3.9%
FTAI Aviation Ltd.	10,870	1,495,821
United Rentals, Inc.	848	748,733

		2,244,554
TOTAL COMMON STOCKS (Cost $39,156,129)		56,638,806
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(a),*,@	16,281	280,196
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.5% (CONT.)
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	166,009	$ —
TOTAL PREFERRED STOCKS (Cost $1,027,237)		280,196
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	422,928	—
(Cost $226,186)		—
SPECIAL PURPOSE VEHICLE—1.1%
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		462,057
Crosslink Ventures C, LLC, Cl. B(b),*,@		190,707

		652,764
TOTAL SPECIAL PURPOSE VEHICLE (Cost $775,000)		652,764
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $—)		—
SHORT-TERM SECURITIES—1.1%
MONEY MARKET FUNDS—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	617,198	617,198
(Cost $617,198)		617,198

Total Investments (Cost $41,801,750)	101.8%	$58,188,964
Affiliated Securities (Cost $775,000)		652,764
Unaffiliated Securities (Cost $41,026,750)		57,536,200
Liabilities in Excess of Other Assets	(1.8)%	(1,020,285)
NET ASSETS	100.0%	$57,168,679

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$550,000	$462,057	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	225,000	190,707	0.3%
Prosetta Biosciences, Inc., Series D	2/6/15	747,041	—	0.0%
SB Technology, Inc., Series E	10/23/24	280,196	280,196	0.5%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$2,028,423	$932,960	1.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.6%
AEROSPACE & DEFENSE—2.9%
Bombardier, Inc., Cl. B*	12,680	$ 1,478,571
Karman Holdings, Inc.*	370	19,129
Loar Holdings, Inc.*	9,060	669,624

		2,167,324
APPAREL RETAIL—2.7%
Abercrombie & Fitch Co., Cl. A*	3,314	318,210
Aritzia, Inc.*	22,606	1,213,343
Victoria's Secret & Co.*	25,732	483,762

		2,015,315
APPLICATION SOFTWARE—15.2%
ACI Worldwide, Inc.*	3,538	150,577
Blackbaud, Inc.*	11,878	800,815
BlackLine, Inc.*	11,399	613,038
Clearwater Analytics Holdings, Inc., Cl. A*	33,841	685,619
Guidewire Software, Inc.*	8,756	1,980,782
InterDigital, Inc.	5,542	1,430,944
Manhattan Associates, Inc.*	3,876	851,402
nCino, Inc.*	19,037	531,608
Q2 Holdings, Inc.*	24,137	1,959,925
SPS Commerce, Inc.*	10,031	1,092,025
Vertex, Inc., Cl. A*	41,227	1,367,500

		11,464,235
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Galaxy Digital, Inc., Cl. A*	28,646	813,976
Hamilton Lane, Inc., Cl. A	2,548	388,060

		1,202,036
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Modine Manufacturing Co.*	2,571	345,954
BIOTECHNOLOGY—12.6%
Abivax SA ADR*	6,825	489,830
Absci Corp.*	221,679	627,352
Akero Therapeutics, Inc.*	22,975	1,122,329
CareDx, Inc.*	44,662	548,673
Celcuity, Inc.*	3,211	125,759
Centessa Pharmaceuticals PLC ADR*	18,325	314,640
Forte Biosciences, Inc.*	59,127	590,087
Insmed, Inc.*	10,863	1,165,383
MoonLake Immunotherapeutics*	13,154	663,488
Natera, Inc.*	5,140	687,012
NewAmsterdam Pharma Co. NV*	4,064	88,636
Nuvalent, Inc., Cl. A*	15,992	1,252,973
Revolution Medicines, Inc.*	20,510	764,408
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.6% (CONT.)
BIOTECHNOLOGY—12.6% (CONT.)
Soleno Therapeutics, Inc.*	5,177	$ 447,655
Twist Bioscience Corp.*	17,334	581,902

		9,470,127
BUILDING PRODUCTS—1.7%
CSW Industrials, Inc.	5,045	1,309,077
CONSTRUCTION & ENGINEERING—2.7%
Construction Partners, Inc., Cl. A*	5,607	565,466
Tutor Perini Corp.*	30,927	1,489,135

		2,054,601
CONSUMER FINANCE—0.4%
Upstart Holdings, Inc.*	4,165	340,447
CONSUMER STAPLES MERCHANDISE RETAIL—1.3%
BJ's Wholesale Club Holdings, Inc.*	9,113	965,067
EDUCATION SERVICES—1.6%
Duolingo, Inc.*	1,945	674,040
KinderCare Learning Cos., Inc.*	13,485	129,591
Universal Technical Institute, Inc.*	12,267	395,242

		1,198,873
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	2,771	347,289
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Enovix Corp.*	68,452	917,257
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
PAR Technology Corp.*	2,953	179,483
ELECTRONIC MANUFACTURING SERVICES—1.4%
Fabrinet*	3,240	1,048,885
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Casella Waste Systems, Inc., Cl. A*	2,856	310,533
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	2,377	488,473
HEALTHCARE EQUIPMENT—2.2%
Glaukos Corp.*	5,673	488,389
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	63,250
iRhythm Technologies, Inc.*	5,252	736,225
TransMedics Group, Inc.*	2,871	341,563

		1,629,427
HEALTHCARE SERVICES—4.9%
GeneDx Holdings Corp., Cl. A*	25,183	2,567,407
Guardant Health, Inc.*	28,335	1,161,168

		3,728,575
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.6% (CONT.)
HEALTHCARE SUPPLIES—0.1%
Neogen Corp.*	9,055	$ 42,106
HEALTHCARE TECHNOLOGY—0.5%
Certara, Inc.*	15,160	149,174
Health Catalyst, Inc.*	54,201	197,834

		347,008
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.8%
Gates Industrial Corp. PLC*	112,286	2,784,693
RBC Bearings, Inc.*	5,976	2,314,744

		5,099,437
INTERACTIVE MEDIA & SERVICES—0.7%
Reddit, Inc., Cl. A*	3,513	564,153
INTERNET SERVICES & INFRASTRUCTURE—0.8%
Wix.com Ltd.*	4,329	588,874
INVESTMENT BANKING & BROKERAGE—0.6%
Moelis & Co., Cl. A	6,072	425,890
LEISURE FACILITIES—2.4%
Life Time Group Holdings, Inc.*	12,576	361,183
Planet Fitness, Inc., Cl. A*	13,063	1,426,349

		1,787,532
LIFE SCIENCES TOOLS & SERVICES—5.2%
10X Genomics, Inc., Cl. A*	7,389	99,382
Adaptive Biotechnologies Corp.*	85,183	872,274
Bio-Techne Corp.	21,139	1,156,937
CryoPort, Inc.*	85,432	626,216
MaxCyte, Inc.*	63,799	131,426
Repligen Corp.*	5,825	681,933
Tempus AI, Inc.*	6,784	383,907

		3,952,075
PASSENGER AIRLINES—2.7%
Joby Aviation, Inc.*	120,818	2,012,828
PERSONAL CARE PRODUCTS—0.7%
Oddity Tech, Ltd., Cl. A*	7,936	556,076
RESTAURANTS—5.5%
Kura Sushi USA, Inc., Cl. A*	7,235	634,799
Portillo's, Inc., Cl. A*	76,598	762,916
Shake Shack, Inc., Cl. A*	8,011	964,044
The Cheesecake Factory, Inc.	12,230	781,619
Wingstop, Inc.	2,757	1,040,326

		4,183,704
SEMICONDUCTORS—4.4%
Astera Labs, Inc.*	12,760	1,744,675
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.6% (CONT.)
SEMICONDUCTORS—4.4% (CONT.)
Rambus, Inc.*	11,390	$ 842,062
Universal Display Corp.	5,297	764,887

		3,351,624
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.5%
Celsius Holdings, Inc.*	7,791	353,244
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	606	92,397
SYSTEMS SOFTWARE—3.5%
CyberArk Software Ltd.*	2,107	866,967
Nebius Group NV, Cl. A*	18,666	1,015,991
Varonis Systems, Inc.*	13,045	728,302

		2,611,260
TRADING COMPANIES & DISTRIBUTORS—1.5%
FTAI Aviation Ltd.	5,720	787,129
Xometry, Inc., Cl. A*	10,167	328,801

		1,115,930
TOTAL COMMON STOCKS (Cost $48,265,342)		68,267,116
PREFERRED STOCKS—5.4%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	133,263	—
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	2,914,012	166,099
TRANSACTION & PAYMENT PROCESSING SERVICES—5.2%
Chime Financial, Inc., Series G*,@	114,399	3,936,469
TOTAL PREFERRED STOCKS (Cost $8,653,651)		4,102,568
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	6,354
Tolero CDR(a),*,@	528,559	—

		6,354
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	31,282	35,662
TOTAL RIGHTS (Cost $285,726)		42,016
SPECIAL PURPOSE VEHICLE—1.8%
DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Crosslink Ventures C, LLC, Cl. A(b),*,@		1,071,131
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—1.8% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—1.8% (CONT.)
Crosslink Ventures C, LLC, Cl. B(b),*,@		$ 275,466

		1,346,597
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,600,000)		1,346,597
WARRANTS—0.0%
ELECTRICAL COMPONENTS & EQUIPMENT—0.0%
Enovix Corp., *	1	5
(Cost $5)		5
SHORT-TERM SECURITIES—2.1%
MONEY MARKET FUNDS—2.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	1,580,212	1,580,212
(Cost $1,580,212)		1,580,212

Total Investments (Cost $60,384,936)	100.0%	$75,338,514
Affiliated Securities (Cost $1,600,000)		1,346,597
Unaffiliated Securities (Cost $58,784,936)		73,991,917
Liabilities in Excess of Other Assets	(0.0)%	(14,292)
NET ASSETS	100.0%	$75,324,222

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Chime Financial, Inc., Series G	8/24/21	$7,901,516	$3,936,469	5.2%
Crosslink Ventures C, LLC, Cl. A	10/2/20	1,275,000	1,071,131	1.4%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	275,466	0.4%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	35,662	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	63,250	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	152,451	166,099	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,354	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	—	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$12,296,317	$5,554,431	7.4%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$448,511,554	$448,511,554	$—	$—
Consumer Discretionary	293,180,965	293,180,965	—	—
Energy	8,263,280	8,263,280	—	—
Financials	100,015,440	100,015,440	—	—
Health Care	90,053,967	90,053,967	—	—
Industrials	153,223,284	153,223,284	—	—
Information Technology	1,282,499,774	1,282,499,774	—	—
Materials	16,194,884	16,194,884	—	—
Utilities	171,244,763	171,244,763	—	—
TOTAL COMMON STOCKS	$2,563,187,911	$2,563,187,911	$—	$—
PREFERRED STOCKS
Information Technology	37,847,813	—	1,339,203	36,508,610
SPECIAL PURPOSE VEHICLE
Information Technology	2,583,316	—	2,583,316	—
TOTAL INVESTMENTS IN SECURITIES	$2,603,619,040	$2,563,187,911	$3,922,519	$36,508,610

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$605,410,515	$605,410,515	$—	$—
Consumer Discretionary	288,787,676	288,787,676	—	—
Energy	11,858,946	11,858,946	—	—
Financials	95,856,808	95,856,808	—	—
Health Care	123,370,916	123,370,916	—	—
Industrials	212,024,555	212,024,555	—	—
Information Technology	1,498,854,458	1,498,854,458	—	—
Materials	52,886,207	52,886,207	—	—
Utilities	308,730,791	308,730,791	—	—
TOTAL COMMON STOCKS	$3,197,780,872	$3,197,780,872	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	92,329,213	—	—	92,329,213
TOTAL PREFERRED STOCKS	$92,329,213	$—	$—	$92,329,213
SHORT-TERM INVESTMENTS
Money Market Funds	15,237,991	15,237,991	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,305,348,076	$3,213,018,863	$—	$92,329,213

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,985,982	$3,985,982	$—	$—
Consumer Discretionary	7,489,405	7,489,405	—	—
Consumer Staples	1,870,209	1,870,209	—	—
Financials	6,037,440	6,037,440	—	—
Health Care	3,161,213	3,161,213	—	—
Industrials	13,991,930	13,991,930	—	—
Information Technology	13,919,202	13,919,202	—	—
Materials	511,643	511,643	—	—
Real Estate	2,778,065	2,778,065	—	—
Utilities	2,893,717	2,893,717	—	—
TOTAL COMMON STOCKS	$56,638,806	$56,638,806	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	280,196	—	—	280,196
TOTAL PREFERRED STOCKS	$280,196	$—	$—	$280,196
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	652,764	—	652,764	—
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	617,198	617,198	—	—
TOTAL INVESTMENTS IN SECURITIES	$58,188,964	$57,256,004	$652,764	$280,196

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$564,153	$564,153	$—	$—
Consumer Discretionary	9,531,378	9,531,378	—	—
Consumer Staples	1,874,387	1,874,387	—	—
Financials	2,456,846	2,456,846	—	—
Health Care	19,169,318	19,106,068	—	63,250
Industrials	14,986,987	14,986,987	—	—
Information Technology	19,244,361	19,244,361	—	—
Materials	92,397	92,397	—	—
Utilities	347,289	347,289	—	—
TOTAL COMMON STOCKS	$68,267,116	$68,203,866	$—	$63,250
PREFERRED STOCKS
Health Care	166,099 [1]	—	—	166,099 [1]
Information Technology	3,936,469	—	3,936,469	—
TOTAL PREFERRED STOCKS	$4,102,568	$—	$3,936,469	$166,099

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Health Care	$42,016 [2]	$—	$—	$42,016 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,346,597	—	1,346,597	—
WARRANTS
Industrials	5	5	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,580,212	1,580,212	—	—
TOTAL INVESTMENTS IN SECURITIES	$75,338,514	$69,784,083	$5,283,066	$271,365

[1]
Each of Alger Focus Equity Fund's, Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional
Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.

[2]
Each of Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero
CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.

[3]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of July 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$7,667,569
Transfers into Level 3	—
Transfers out of Level 3	(1,339,203)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	8,020,297
Purchases and Sales/Distributions
Purchases	22,159,947
Sales/Distributions	—
Closing balance at July 31, 2025	36,508,610
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$8,020,297

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,671,929
Transfers into Level 3	—
Transfers out of Level 3	(2,583,316)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(88,613)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2024	$14,839,477*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	18,589,039
Purchases and Sales/Distributions
Purchases	58,900,697
Sales/Distributions	—
Closing balance at July 31, 2025	92,329,213*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$18,589,039

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$280,196*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	280,196*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$131,108
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(131,108)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(131,108)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$673,413
Transfers into Level 3	—
Transfers out of Level 3	(652,764)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(20,649)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2024	$1,546,106
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,482,856)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	63,250
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(1,482,856)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2024	$4,283,941*
Transfers into Level 3	—
Transfers out of Level 3	(3,936,469)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(181,373)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	166,099*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(181,373)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2024	$203,664
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(161,648)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	42,016*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(161,648)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,390,272
Transfers into Level 3	—
Transfers out of Level 3	(1,346,597)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(43,675)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$36,508,610	Market Approach	Revenue Multiple	22.99x-23.24x	23.20x
Alger Focus Equity Fund
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	92,329,213	Market Approach	Revenue Multiple	22.99x-23.24x	23.18x
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	280,196	Market Approach	Revenue Multiple	22.99x	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Small Cap Growth Institutional Fund
Common Stocks	$63,250	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	166,099	Market Approach	Revenue Multiple	1.33x	N/A*
Rights	—***	Market Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
	42,016	Income Approach	Discount Rate Probability of Success	4.83%-100% 12%-44%	4.83% 39.16%

*	Security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended July 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended July 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(88,613)	$2,583,316
Total	—	—	—	—	$—	$—	$(88,613)	$2,583,316

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(15,849)	$462,057
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(4,800)	190,707
Total	—	—	—	—	$—	$—	$(20,649)	$652,764

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(36,742)	$1,071,131
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(6,933)	275,466
Total	—	—	—	—	$—	$—	$(43,675)	$1,346,597

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
July 31, 2025.